Discontinued Operations - Discontinued operations balance sheet components (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Discontinued Operations and Disposal Groups [Abstract]
Accounts receivable	$ 0	$ 3,000
Deferred income taxes	0	4,000
Property and equipment, net	0	107,000
Assets of discontinued operations	0	114,000	542,000
Accrued payroll and benefits	0	2,000
Accrued liabilities, other	0	3,000
Insurance liabilities	0	29,000
Liabilities of discontinued operations	$ 0	$ 34,000